Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	$ 1,368
Additions (deductions):
Net assets at end of period	1,663	$ 1,368
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	1,368	1,216
Additions (deductions):
Deposits from policyholders	557	537
Net realized and unrealized gains (losses)	124	(40)
Interest and dividends	39	31
Payment to policyholders	(386)	(342)
Management and administrative fees	(39)	(34)
Net assets at end of period	$ 1,663	$ 1,368